UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06434
Morgan Stanley Insured Municipal Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured Municipal Trust
Portfolio of Investments January 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
	Tax-Exempt Municipal Bonds (162.3%)
	Alaska (2.2%)
$1,030	Matanuska-Susitna Borough, Goose Creek Correctional Center ser 2008	6.00%	09/01/28		$1,094,653
4,000	North Slope Borough, Alaska, Ser 2000 B (MBIA Insd) (e)	0.00	06/30/10		3,895,400

					4,990,053

	Arizona (1.8%)
1,305	Arizona, Ser 2008 A (FSA Insd)	5.00	09/01/27		1,312,517
2,000	Arizona Board of Regents, Arizona State University Ser 2004 COPs (AMBAC Insd)	5.00	09/01/30		1,891,340
1,000	Phoenix Civic Improvement Corporation, Arizona, Jr Lien Wastewater Ser 2004 (MBIA Insd)	5.00	07/01/27		1,007,980

					4,211,837

	California (23.2%)
1,205	Alameda County Joint Powers Authority, California, Ser 2008 A (FSA Insd)	5.00	12/01/24		1,241,536
945	Alvord Unified School District, California, Ser 2007 A (FSA Insd)	5.00	08/01/27		952,825
16,000	Anaheim Public Financing Authority, California, Anaheim Electric Ser 2007-A (MBIA Insd) (a)	4.50	10/01/37		13,155,360
960	Beverly Hills Unified School District Ser 2009 (e) WI	0.00	08/01/26		358,358
1,850	Beverly Hills Unified School District Ser 2009 (e) WI	0.00	08/01/31		481,703
2,500	California Department of Water and Power Supply, Ser 2008 H (FSA Insd)	5.00	05/01/22		2,619,425
480	Clovis California School District, Ser 2004 A (e)	0.00	08/01/29		143,179
4,000	Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A (COPs) (MBIA Insd)	5.00	07/01/32		3,803,880
2,705	EL Segundo California School District 2008 Ser A (e) WI	0.00	08/01/32		605,650
4,530	Fontana Unified School District, California, Ser B (FSA Insd) (e)	0.00	08/01/30		1,294,493
6,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38		4,780,920
2,000	Kern County Board of Education, Refg 2006 Ser A (COPs) (MBIA Insd)	5.00	06/01/31		1,764,460
3,000	Los Angeles, California, Ser 2004 A (MBIA Insd)	5.00	09/01/24		3,083,700
725	Oakland Joint Powers Financing Authority, California, Oakland Administration Buildings 2008 Ser B (AGC Insd)	5.00	08/01/23		744,872
500	Oakland Joint Powers Financing Authority, California, Oakland Administration Buildings 2008 Ser B (AGC Insd)	5.00	08/01/25		500,750
3,470	Poway Unifield School District, San Diego, 2008 Ser A (e)	0.00	08/01/31		903,519
3,210	Poway Unifield School District, San Diego, 2008 Ser A (e)	0.00	08/01/28		1,034,734
2,000	Sacramento County Sanitation District Financing Authority, California, Sacramento Regional Ser 2006 (FGIC Insd)	5.00	12/01/36		1,902,160
5,000	San Diego County Water Authority, California, Ser 2004 A (COPs) (FSA Insd) (a)	5.00	05/01/29		4,955,700
2,000	San Francisco City & County, California, City Buildings Ser 2007 A (COPs) (FGIC Insd)	4.50	09/01/37		1,668,220
1,000	San Francisco City & County, California, Laguna Honda Hospital Refg Ser R-3 (AGC Insd) (a)	5.00	06/15/28		998,090
1,000	University of California, Limited Projects Ser 2005 B (FSA Insd)	5.00	05/15/30		981,930
3,310	University of California, Ser 2007 J (FSA Insd) (a)	4.50	05/15/31		2,916,272
2,690	University of California, Ser 2007 J (FSA Insd) (a)	4.50	05/15/35		2,321,643

					53,213,379

	Colorado (5.0%)
2,000	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25	10/01/40		1,608,340
5,000	Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT) (AMBAC Insd)	6.00	11/15/18		5,083,350
6,500	Denver Convention Center Hotel Authority, Colorado, Refg Ser 2006 (XLCA Insd)	5.00	12/01/35		4,726,605

					11,418,295

	Connecticut (0.5%)
1,225	Connecticut Health and Educational Facilities Authority, Quinnipiac University Ser K-1 (MBIA Insd)	5.00	07/01/27		1,214,759

	District of Columbia (5.4%)
2,000	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00	06/01/26		2,023,940
2,000	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00	06/01/27		2,023,940
4,000	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00	06/01/28		4,047,880
4,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31		3,274,640
500	District of Columbia Water & Sewer Authority, Ser 2008 A (AGC Insd)	5.00	10/01/28		497,490
625	District of Columbia Water & Sewer Authority, Ser 2008 A (AGC Insd)	5.00	10/01/29		617,813

					12,485,703

	Florida (7.2%)
1,265	Mid-Bay Bridge Authority, Florida, Ser 2008 A (AGC Insd)	5.00	10/01/27		1,249,795
2,155	Miami Dade County, Florida, Miami Int’l Airport Refg Ser 2003 B (AMT) (MBIA Insd)	5.25	10/01/18		2,114,831
1,500	Miami Dade County, Florida, Miami Int’l Airport Refg Ser 2003 B (AMT) (MBIA Insd)	5.00	04/01/38		1,508,700
2,270	Miami Dade County, Florida, Miami Int’l Airport Refg Ser 2003 B (AMT) (MBIA Insd)	5.25	10/01/19		2,199,902
10,000	Tampa Bay Water, Florida, Ser 2001 B (FGIC Insd)	5.00	10/01/31		9,479,900

					16,553,128

	Georgia (3.3%)
900	Fulton County Development Authority, Georgia, Morehouse College Ser 2000 (AMBAC Insd)	6.25	12/01/10	(b)	998,577
5,000	Atlanta, Georgia, Airport Ser 2004 C (FSA Insd) (a)	5.00	01/01/13		4,819,412
2,000	Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC Insd)	5.00	11/01/29		1,753,460

					7,571,449

	Hawaii (6.5%)
5,000	Hawaii, Airports Refg Ser 2001 (AMT) (FGIC Insd)	5.25	07/01/21		4,629,250
5,000	Honolulu City & County, Hawaii, Ser 2003 A (MBIA Insd) (a)	5.25	03/01/25		5,121,475
5,000	Honolulu City & County, Hawaii, Ser 2003 A (MBIA Insd) (a)	5.25	03/01/26		5,069,400

					14,820,125

	Idaho (0.9%)
2,065	Idaho Housing and Finance Association, Federal Highway Trust 2008 Ser A (AGC Insd)	5.25	07/15/25		2,190,552

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
	Illinois (18.6%)
3,000	Chicago, Illinois, O’Hare Int’l Airport, Ser 2005 A (MBIA Insd)	5.25	01/01/25		2,920,980
2,000	Chicago, Illinois, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (FSA Insd)	5.75	01/01/23		1,958,680
2,000	Chicago, Illinois, Refg 2001 A (MBIA Insd)	0.00	01/01/21	(c)	1,997,480
2,000	Chicago, Illinois, Refg 2001 A (MBIA Insd)	0.00	01/01/22	(c)	1,968,400
1,370	Chicago, Illinois, Transit Authority Ser 2008 (AGC Insd)	5.25	06/01/26		1,412,319
940	Chicago, Illinois, Second Lien Water Ser 2008 (AGC Insd)	5.00	11/01/27		944,973
670	De Kalb County, Illinois, Community Unit School District No. 428 (FSA Insd)	5.00	01/01/27		673,323
305	De Kalb County, Illinois, Community Unit School District No. 428 (FSA Insd)	5.00	01/01/28		303,878
10,000	Illinois, Ser 2001 (MBIA Insd) (a)	5.375	04/01/16		11,798,100
10,000	Illinois, Ser 2001 (MBIA Insd) (a)	5.375	04/01/15		11,798,100
5,375	Kendall Kane & Will County, Illinois, Community Unit School District No. 308 (FSA Insd) (e)	0.00	02/01/27		2,059,592
4,000	Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA Insd)	5.75	06/01/21		4,739,240

					42,575,065

	Indiana (1.0%)
3,000	Indiana Health Facilities Financing Authority, Community Health Ser 2005 A (AMBAC Insd)	5.00	05/01/35		2,234,580

	Iowa (3.1%)
3,600	Vision Iowa Ser 2001 (MBIA Insd)	5.50	02/15/19		4,155,012
2,500	Vision Iowa Ser 2001 (MBIA Insd)	5.50	02/15/20		2,881,525

					7,036,537

	Kansas (0.5%)
1,060	Unified Government of Wyandotte County, Ser 2009 A WI	5.25	09/01/34		1,074,034

	Kentucky (6.1%)
10,000	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1999 A (FGIC Insd)	5.75	05/15/33		10,073,199
3,800	Louisville Board of Water Works, Kentucky, Water Ser 2000 (FSA Insd)	5.50	11/15/25		3,899,332

					13,972,531

	Louisiana (0.7%)
2,000	Louisiana Public Facilities Authority, Baton Rouge General Medical Center-FHA Insured Mtge Ser 2004 (MBIA Insd)	5.25	07/01/33		1,704,580

	Maryland (1.1%)
2,500	Maryland Economic Development Corporation, Maryland Aviation Administration Ser 2003 (AMT) (FSA Insd)	5.375	06/01/22		2,423,475

	Michigan (2.2%)
1,200	City of Detroit, Water Supply System Revenue, Ser 2006 A	5.00	07/01/26		1,086,396
850	Ferris State University, Michigan, Ser 2008 (FSA Insd)	4.50	10/01/24		833,553
425	Ferris State University, Michigan, Ser 2008 (FSA Insd)	4.50	10/01/25		408,808
1,190	Wayne State University, Michigan, Ser 2008 (FSA Insd)	5.00	11/15/29		1,193,570
265	Wayne State University, Michigan, Ser 2008 (FSA Insd)	5.00	01/15/30		264,282
1,125	Western Michigan University, Ser 2008 (FSA Insd)	5.00	11/15/23		1,165,870

					4,952,479

	Minnesota (2.8%)
3,000	Brainerd Independent School District #181, Minnesota, Ser 2002 A (FGIC Insd)	5.375	02/01/18		3,240,420
4,000	Minneapolis, Minnesota, Fairview Health 2005 Ser D (AMBAC Insd)	5.00	11/15/34		3,180,440

					6,420,860

	Missouri (0.7%)
2,000	Missouri Joint Municipal Electrical Utility Commission, Plum Point Ser 2006 (MBIA Insd)	5.00	01/01/25		1,665,000

	Montana (0.7%)
1,750	Montana Facility Finance Authority, Benefits Health System (AGC Insd)	5.00	01/01/37		1,535,608

	Nevada (5.9%)
4,000	Clark County, Nevada, Transportation Impr Ltd Tax Ser 06/01/92 B (AMBAC Insd)	6.50	06/01/17		4,982,800
8,000	Nevada Capital Improvement & Cultural Affairs Ser 2008 C (FSA Insd) (a)	5.00	06/01/26		8,135,000
1,500	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd) (e)	0.00	01/01/21		359,700

					13,477,500

	New Jersey (3.4%)
510	New Jersey Educational Facilities Authority, Rowan University Ser 2008 B (AGC Insd)	5.00	07/01/26		524,255
2,770	New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000 CC (AMT) (MBIA Insd)	5.875	10/01/31		2,708,340
2,000	New Jersey Transportation Trust Fund Authority, Ser 2005 C (FGIC Insd)	5.25	06/15/20		2,152,060
2,500	New Jersey Turnpike Authority, Ser 2003 A (AMBAC Insd)	5.00	01/01/30		2,424,200

					7,808,855

	New Mexico (0.6%)
1,500	Albuquerque, New Mexico, Gross Receipts Lodgers’ Tax Refg Ser 2004 A (FSA Insd)	5.00	07/01/37		1,462,170

	New York (16.9%)
2,000	New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mtge Ser 2004 (FGIC Insd)	5.00	08/01/29		1,798,500
1,000	New York City Industrial Development Agency, New York, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00	01/01/31		818,920
2,000	New York City Industrial Development Agency, New York, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46		1,452,620
5,000	New York State Energy Research & Development Authority, Brooklyn Union Gas Co 1996 Ser (MBIA Insd) (d)	5.50	01/01/21		5,025,700
1,000	Long Island Power Authority, New York, Ser 2006 A (XLCA Insd)	5.00	12/01/26		957,800
6,805	Metropolitan Transportation Authority, New York, State Service Contract Refg Ser 2002 B (MBIA Insd)	5.50	07/01/20		7,137,969
10,000	Metropolitan Transportation Authority, New York, Transportation Refg Ser 2002 A (AMBAC Insd)	5.50	11/15/17		10,797,899
2,000	Metropolitan Transportation Authority, New York, Transportation Refg Ser 2002 A (FGIC Insd)	5.00	11/15/25		2,001,220
12,000	Hudson Yards Infrastructure Corporation, New York, Ser 2006 A (MBIA Insd)	4.50	02/15/47		8,888,160

					38,878,788

	North Carolina (0.8%)
2,000	University of North Carolina at Wilmington, Student Housing Ser 2005 (COPs) (FGIC Insd)	5.00	06/01/36		1,791,840

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Ohio (1.3%)
1,965	Hamilton County, Ohio, Sales Tax 2000 (AMBAC Insd)	5.25	12/01/32	1,819,039
2,125	Cleveland, Ohio, Public Power System Ser 2008B-2 (MBIA Insd) (e)	0.00	11/15/28	684,824
2,800	Cleveland, Ohio, Public Power System Ser 2008B-2 (MBIA Insd) (e)	0.00	11/15/38	458,864

				2,962,727

	Oregon (0.7%)
1,685	Oregon Department of Administrative Services, (COPs) Ser 2005 B (FGIC Insd)	5.00	11/01/24	1,700,249

	Pennsylvania (4.6%)
1,500	Delaware County Industrial Development Authority, Pennsylvania, Aqua Inc Ser A 2005 (AMT) (FGIC Insd)	5.00	11/01/37	1,150,095
4,000	Pennsylvania Turnpike Commission, Ser A 2004 (AMBAC Insd)	5.00	12/01/34	3,710,000
4,000	Pennsylvania Turnpike Commission, Ser R 2001 (AMBAC Insd)	5.00	12/01/26	3,925,680
720	Philadelphia School District, Ser 2008 E (BHAC Insd)	7.13	07/15/38	766,325
1,000	Philadelphia School District, Ser 2008 E (BHAC Insd)	5.125	09/01/23	1,051,370

				10,603,470

	South Carolina (7.9%)
1,000	Medical University Hospital Authority, South Carolina, FHA Insured Mtge Ser 2004 A (MBIA Insd)	5.25	02/15/25	954,990
2,000	South Carolina Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)	5.00	01/01/27	1,974,452
9,325	South Carolina Public Service Authority, Ser 2002 B (FSA Insd)	5.375	01/01/17	10,146,533
5,000	Grand Strand Water & Sewer Authority, South Carolina, Refg Ser 2001 (FSA Insd)	5.00	06/01/31	4,946,600

				18,022,575

	Texas (16.4%)
5,000	Austin, Texas, Water & Wastewater Refg Ser 2001 A & B (FSA Insd) (a)	5.125	05/15/27	5,033,422
2,000	Austin, Texas, Water & Wastewater Ser 2004 A (AMBAC Insd)	5.00	11/15/27	1,954,580
800	Friendswood Independent School District, Texas, Ser 2008 (PSF Gtd)	5.00	02/15/27	820,456
1,840	Harris County Health Facilities Development Corp., Texas, Thermal Utility Ser 2008 (AGC Insd)	5.00	11/15/27	1,841,270
1,000	Houston Community College System, Texas, Senior Lien Fee Ser 2008 (FSA Insd)	5.00	04/15/26	1,012,220
225	Houston Community College System, Texas, Senior Lien Fee Ser 2008 (FSA Insd)	4.50	04/15/27	211,563
3,615	Houston, Texas, Hotel Occupancy Ser B (e)	0.00	09/01/27	1,274,179
15,000	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23	15,240,900
6,700	North Texas Tollway Authority, Ser D (AGC Insd) (e)	0.00	01/01/28	2,087,385
2,000	San Antonio, Texas, Water & Refg Ser 2002 (FSA Insd)	5.50	05/15/18	2,168,580
2,500	San Antonio, Texas, Water & Refg Ser 2002 (FSA Insd)	5.50	05/15/20	2,703,375
2,000	San Antonio, Texas, Water & Refg Ser 2002 A (FSA Insd)	5.00	05/15/32	1,970,080
410	Victoria Independent School District, Texas, Ser 2008 (PSF Gtd)	5.00	02/15/24	432,185
815	Victoria Independent School District, Texas, Ser 2008 (PSF Gtd)	5.00	02/15/25	851,080

				37,601,275

	Washington (10.3%)
3,000	Cowlitz County, Public Utility District # 1, Washington, Production Ser 2006 (MBIA Insd)	5.00	09/01/31	2,759,940
10,000	Seattle, Washington, Light & Power Refg Rev 2001 (FSA Insd)	5.125	03/01/26	9,960,100
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd)	5.00	12/01/23	3,867,254
2,500	Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA Insd)	5.625	02/01/24	2,396,200
5,000	King County, Washington, Sewer Refg 2001 (FGIC Insd)	5.00	01/01/31	4,732,300

				23,715,794

	Total Tax-Exempt Municipal Bonds (Cost $384,783,665)			372,289,272

NUMBER OF
SHARES (000)
	Short-Term Investment (g) (1.0%)
	Investment Company
2,269	Morgan Stanley Institutional Liquidity Funds-Tax-Exempt Portfolio — Institutional Class (Cost $2,268,897)	2,268,897

	Total Investments (Cost $387,052,562)	374,558,169

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Note Obligations Related to Securities Held (-23.1%)
(52,975)	Notes with interest rates ranging from 0.48% to 1.03% at January 31, 2009 and contractual maturities of collateral ranging from 04/01/15 to 10/01/37 (f) (Cost $(52,975,000))		(52,975,000)

	Total Net Investments (Cost $334,077,562) (h)(i)	140.2	321,583,169

	Other Asstes in Excess of Liabilities	0.7	1,722,365

	Preferred Shares of Beneficial Interest	(40.9)	(93,900,000)

	Net Assets Applicable to Common Shareholders	100.0%	$229,405,534

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

FHA	Federal Housing Authority.

WI	Securities purchased on when-issued basis.

(a)	Underlying security related to inverse floater entered into by the Trust .

(b)	Prerefunded to call date shown.

(c)	Security is a “step-up” bond where the coupon increases on predetermined future date.

(d)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $473,652.

(e)	Capital appreciation bond.

(f)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2009, Fund investments with a value of $86,192,186 are held by the Dealer Trusts and serve as collateral for the $52,975,000 in floating rate note obligations outstanding at that date.

(g)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Tax-Exempt Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in an amount equal to $111,508,613 in connection with open futures contracts and a when-issued securities.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
PSF	Texas Permanent School Fund Guarantee Program.
XLCA	XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

108	Long	U.S. Treasury Notes 10 Year,March 2009	$13,246,875	($143,420)

129	Long	Swap Futures 5 Year March 2009	14,974,079	(17,887)

55	Short	U.S. Treasury Notes 5 Year, March 2009	(6,499,453)	40,273

52	Short	U.S. Treasury Notes 2 Year, March 2009	(11,316,500)	9,383

39	Short	U.S. Treasury Notes 20 Year, March 2009	(4,941,422)	117,800

166	Short	Swap Futures 10 Year March 2009	(20,716,282)	298,399

		Net unrealized appreciation		$304,548

MS Insured Municipal Trust
Notes to the Portfolio of Investments
FAS 157
1/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$374,558,169	$2,268,897	$372,289,272	—
Other Financial Instruments*	304,548	304,548	—	—

Total	$374,862,717	$2,573,445	$372,289,272	—

*	Other financial instruments include futures contracts.
Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked- to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured Municipal Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009

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